Other assets (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other assets [Abstract]
Contracts costs		R$ 1,926,536	R$ 1,674,187	R$ 1,679,305
Prepayments and accrued income		1,059,223	685,755	784,456
Contractual guarantees of former controlling stockholders (Note 23.c.5)		102,903	605,638	707,130
Actuarial asset (Note 22)		346,422	273,281	198,189
Other receivables	[1]	1,626,253	1,561,606	1,209,190
Total		R$ 5,061,337	R$ 4,800,467	R$ 4,578,270

[1]	Corresponds mainly to receivables from third parties.